Income Tax (Details) - Schedule of current tax assets and current tax liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Schedule of current tax assets and current tax liabilities [Abstract]
Income Tax Advance	$ 6,081	$ 1,070
Income Tax Withholding		5,880
Surplus in Private Liquidation	15,732	8,839
Other Tax Assets	269	985
Total current tax assets	22,082	16,774	[1]	$ 6,697
Current tax liabilities
Income Tax Withholding	(8,982)	(4,690)
Income Tax Payable	(2,652)	(4,296)
Other Tax Liabilities	(122)	(407)
Total current tax liabilities	$ (11,756)	$ (9,393)	[1]	$ (7,542)

[1]	Refer to Note 2.4